SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION
Schedule of Revenues, Cost of Revenues, Gross Profit, Operating Expenses, Other Income (Expense), (Loss) Income Before Income Tax and Non-controlling Interests and Total Assets

For the year ended December 31, 2018

(RMB in thousands)
	K‑12	CP&CE
	Schools	Programs	Consolidated
	RMB	RMB	RMB

Net Revenues	277,790	253,718	531,508
Cost of revenues	(178,645)	(159,498)	(338,143)
GROSS PROFIT	99,145	94,220	193,365

OPERATING EXPENSES
Selling and marketing	(1,286)	(36,951)	(38,237)
General and administrative	(46,041)	(48,444)	(94,485)
Research and development	—	(487)	(487)
Unallocated corporate expenses	—	—	(44,773)
Total operating expenses	(47,327)	(85,882)	(177,982)

OPERATING INCOME	51,818	8,338	15,383

OTHER INCOME
Interest income	3,859	266	4,125
Foreign exchange gain, net	—	38	38
Other income, net	3,404	5,076	8,480
Gain from derecognition of liabilities	—	4,254	4,254
Gain from deregistration of subsidiaries	—	2,858	2,858
Gain on sale of investment available for sale	512	—	512
Unallocated corporate other income	—	—	12,788
Total other income	7,775	12,492	33,055

INCOME BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	59,593	20,830	48,438

Segment assets	373,671	352,009	725,680
Unallocated corporate assets	—	—	184,539
TOTAL ASSETS	373,671	352,009	910,219

For the year ended December 31, 2019

	K‑12	CP&CE
(RMB in thousands)	Schools	Programs	Consolidated
	RMB	RMB	RMB

Net Revenues	313,747	270,162	583,909
Cost of revenues	(197,064)	(191,830)	(388,894)
GROSS PROFIT	116,683	78,332	195,015

OPERATING EXPENSES
Selling and marketing	(1,361)	(47,763)	(49,124)
General and administrative	(44,271)	(87,220)	(131,491)
Research and development	—	(245)	(245)
Impairment loss	—	(38,754)	(38,754)
Unallocated corporate expenses	—	—	(73,071)
Total operating expenses	(45,632)	(173,982)	(292,685)

OPERATING INCOME (LOSS)	71,051	(95,650)	(97,670)

OTHER INCOME
Interest income	1,412	1,150	2,562
Foreign exchange gain, net	—	25	25
Other (loss) income, net	(82)	2,950	2,868
Gain from deregistration of subsidiaries	—	562	562
Gain on sale of investment available for sale	1,043	—	1,043
Unallocated corporate other income	—	—	3,101
Total other income	2,373	4,687	10,161

INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	73,424	(90,963)	(87,509)

Segment assets	345,427	466,162	811,589
Unallocated corporate assets	—	—	209,210
TOTAL ASSETS	345,427	466,162	1,020,799

For the year ended December 31, 2020

	K‑12	CP&CE
(RMB in thousands)	Schools	Programs	Consolidated
	RMB	RMB	RMB

Net Revenues	291,539	240,441	531,980
Cost of revenues	(188,628)	(198,862)	(387,490)
GROSS PROFIT	102,911	41,579	144,490

OPERATING EXPENSES
Selling and marketing	(1,471)	(46,533)	(48,004)
General and administrative	(44,288)	(78,995)	(123,283)
Research and development	(41)	(1,245)	(1,286)
Impairment loss	—	(36,699)	(36,699)
Unallocated corporate expenses	—	—	(59,768)
Total operating expenses	(45,800)	(163,472)	(269,040)

OPERATING INCOME (LOSS)	57,111	(121,893)	(124,550)

OTHER INCOME
Interest income	660	2,987	3,647
Foreign exchange gain, net	—	33	33
Other (loss) income, net	(105)	(3,440)	(3,545)
Gain from derecognition of liabilities	—	4,073	4,073
Loss from deregistration of subsidiaries	—	(22)	(22)
Gain on disposal of subsidiaries	—	752	752
Gain on the bargain purchase	—	40,273	40,273
Gain on sale of investment available for sale	2,988	—	2,988
Unallocated corporate other income	—	—	13,432
Total other income	3,543	44,656	61,631

INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	60,654	(77,237)	(62,919)

Segment assets	407,157	448,256	855,413
Unallocated corporate assets	—	—	194,304
TOTAL ASSETS	407,157	448,256	1,049,717

Schedule of net revenues long lived assets geographical areas

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Net Revenues
PRC	447,809	503,180	411,805
U.S.	83,699	80,729	120,175
Total	531,508	583,909	531,980

Long-lived Assets
PRC	315,539	371,847	300,623
U.S.	17,776	168,146	179,560
Total	333,315	539,993	480,183